Note 12 - Income Taxes - Income Tax Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
U.S. Federal, Current Income Tax Expense (Benefit)	$ 14,163		$ 35,118
U.S. Federal, Deferred Income Tax Expense (Benefit)	(49,281)
U.S. Federal, Net Income Tax Expense (Benefit)	(35,118)		35,118
State, Current Income Tax Expense (Benefit)	18,467	(5,438)	(29,219)
State, Deferred Income Tax Expense (Benefit)
State, Income Tax Expense (Benefit)	18,467	(5,438)	(29,219)
Total Current Income Tax Expense (Benefit)	32,630	(5,438)	5,899
Total Deferred Income Tax Expense (Benefit)	(49,281)
Total Net Income Tax Expense (Benefit)	$ (16,651)	$ (5,438)	$ 5,899